Stock Based Compensation	12 Months Ended
Apr. 24, 2016
Stock Based Compensation
Stock Based Compensation

11. Stock Based Compensation

Under our amended and restated Long Term Incentive Plan, we have issued restricted stock units, performance-based restricted stock units, restricted stock and stock options.

Restricted Stock Units— During fiscal 2016, we granted 104,982 restricted stock units (“RSUs”) to employees with a fair market value of $14.89 per unit on the date of grant. The RSUs will vest and be converted to stock ratably over three years commencing on the one-year anniversary of the grant date. The aggregate compensation cost related to these RSUs was $1,563 to be recognized over the vesting periods. Our aggregate estimate of forfeitures for these RSUs is 25%. Per the terms of the agreement, the awards are issued net of shares necessary to pay minimum withholding taxes. Subsequent to year-end, 21,022 shares were issued for the first tranche vesting on April 27, 2016.

A summary of restricted stock unit activity for fiscal 2016 is presented below:

		Weighted
		Average
	Restricted Stock	Grant-Date
	Units	Fair Value

Outstanding at April 26, 2015	—	$—
Granted	104,982	14.89
Vested	—	—
Forfeited and expired	—	—

Outstanding at April 24, 2016	104,982	$14.89

As of April 24, 2016:
Weighted average remaining contractual term	1.5 years
Aggregate intrinsic value:
Outstanding	$1,572
Nonvested:
Unrecognized compensation cost	$381
Weighted average remaining vesting period	1.5 years

During fiscal 2013, we granted RSUs containing market performance conditions which determined the ultimate amount of RSUs to be awarded. The market condition period ended on April 26, 2015 and a gross award of 1,532,417 shares was achieved. Per the terms of the agreement, the awards are issued net of shares necessary to pay minimum withholding taxes with 50% of the RSUs vesting on April 26, 2015 and the remaining 50% vesting on April 26, 2016. On April 26, 2015, 459,473 net shares were issued for the first vested tranche. Subsequent to year-end, 467,073 net shares were issued for the second vested tranche on April 26, 2016. The fair value of these RSUs was initially determined utilizing a lattice pricing model which considers a range of assumptions including volatility and risk-free interest rates. The aggregate compensation cost related to these RSUs was $4,637 recognized over the vesting periods.

Performance-based Restricted Stock Units—During fiscal 2016, we granted performance-based restricted stock units (“PRSUs”), with a company performance condition which will determine the number of shares which will ultimately vest, if any, up to 251,964 shares with a fair market value of $14.89 per unit on the date of grant. Any shares earned will vest at the end of three years from the date of grant. Probability of meeting the performance condition is assessed on a regular basis and compensation cost is adjusted accordingly. As of April 24, 2016, our estimated unrecognized compensation cost remaining on the PRSUs was $1,338 with an estimated aggregate forfeiture of 37%.

Restricted Stock—We have issued shares of restricted common stock to employees and directors under our Long Term Incentive Plan. Restricted stock awarded to employees primarily vests one-third on each of the first three anniversaries of the grant date and for directors’ vests one-half on the grant date and one-half on the first anniversary of the grant date. Our aggregate estimate of forfeitures for restricted stock for employees is 9%.

A summary of restricted stock activity for fiscal 2016 is presented below:

		Weighted
		Average
		Grant-Date
	Restricted Stock	Fair Value

Outstanding at April 26, 2015	325,074	$7.28
Granted	141,353	19.80
Vested	(238,669)	7.88
Forfeited and expired	(7,433)	12.72

Outstanding at April 24, 2016	220,325	$14.33

As of April 24, 2016:
Weighted average remaining contractual term	0.8 years
Aggregate intrinsic value:
Outstanding	$3,299
Nonvested:
Unrecognized compensation cost	$1,093
Weighted average remaining vesting period	0.8 years

Stock Options—We have issued incentive stock options and nonqualified stock options which have a maximum term of 10 years and are, generally, exercisable in yearly installments of 20% commencing one year after the date of grant. During fiscal 2016, we issued 378,905 stock options which have a maximum term of seven years and are exercisable in yearly installments of 20% commencing one year after the grant date. The options have a per share grant date fair value of $5.764 utilizing the Black-Scholes-Merton option pricing model. Our aggregate estimate of forfeitures for stock options is 30%.  There were no stock options granted in fiscal 2015 or 2014.

A summary of stock option activity for fiscal 2016 is presented below:

		Average
		Exercise
	Options	Price

Outstanding at April 26, 2015	405,060	$11.18
Granted	378,905	14.86
Exercised	(134,000)	6.48
Forfeited and expired	(39,600)	21.35

Outstanding at April 24, 2016	610,365	$13.84

As of April 24, 2016:
Outstanding exercisable options	610,365	$13.84
Weighted average remaining contractual term	4.7 years
Aggregate intrinsic value:
Outstanding exercisable	$1,056
Outstanding	$1,100
Nonvested:
Unrecognized compensation cost	$743

Subsequent Event—Subsequent to our fiscal year ended April 24, 2016, we granted restricted stock units and stock options to certain employees under the Long-Term Incentive Plan. We issued 145,516 restricted stock units with a weighted average fair market value of $15.16 per unit on the date of grant. The restricted stock units will vest and be converted to stock ratably over three years commencing on the one year anniversary of the grant date. We also issued 310,735 stock options which have a maximum term of seven years and are exercisable in yearly installments of 20% commencing one year after the grant date.  The options have a per share grant date fair value of $5.968 utilizing the Black-Scholes-Merton option pricing model. In addition, we granted performance-based restricted stock units (“PRSUs”), with a company performance condition which will determine the number of shares which will ultimately vest, if any, up to 216,699 shares. Any shares earned will vest at the end of three years from the date of grant. Probability of meeting the performance condition will be assessed on a regular basis and compensation cost will be adjusted accordingly.

Stock Compensation Expense—Total stock compensation expense from continuing operations in the accompanying consolidated statements of operations was $5,069, $3,396 and $4,383 for the fiscal years 2016, 2015, and 2014, respectively. We recognize compensation expense for our stock-based awards on a straight-line basis over the requisite service period for each separately vesting portion of the award.

Share Based Plans— Information relating to our share based plans is as follows:

	2016	2015	2014
Restricted Stock Units:
Fair value of restricted stock units vested during the year	$—	$11,451	$—
Restricted Stock:
Fair value of restricted stock vested during the year	1,881	3,238	3,660
Stock Options:
Intrinsic value of stock options exercised	1,436	57	—
Proceeds from stock option exercises	869	74	—

We have 2,949,054, shares available for future issuance under our equity compensation plan as of April 24, 2016. After consideration of activity subsequent to year-end, we have 2,522,355 shares available for future issuance in the plan. During fiscal 2016, we added 2,000,000 shares to the plan. Upon issuance of restricted shares, vesting of RSUs or exercise of stock options, shares may be issued from available treasury or common shares.

Tax effect of Stock Based Compensation— Upon the exercise of stock options, vested restricted stock and vested RSUs, the tax benefit (provision) related to stock compensation, subject to certain limitations, is recognized as an addition to or deduction from additional paid-in capital. During fiscal year 2016, there was no impact to additional paid-in capital related to the vesting of restricted stock and exercise of stock options. At April 24, 2016, we have $6,422 of unrecognized tax benefits associated with stock exercises and restricted stock vesting due to our net operating loss position.

Stock Repurchase—Our Board of Directors has approved a stock repurchase program, as amended, allowing up to 6,000,000 shares of our common stock to be repurchased. As of April 24, 2016, we have repurchased 4,895,792 shares of common stock, and retired 553,800 shares of common stock under this stock repurchase program. No shares were repurchased in fiscal years 2016, 2015 or 2014.